CAPITAL STOCK AND STOCK COMPENSATION (Restricted Stock Activity) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, pending certification		300,664
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Shares Outstanding Beginning Balance			245,499	780,594
Vested			(82,722)	(155,932)
Forfeited			(42,887)	(379,163)
Cancelled			(119,890)
Nonvested Shares Outstanding Ending Balance				245,499
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Shares Outstanding Beginning Balance		521,346
Granted		2,473,302	521,346
Vested	[1]	(958,464)
Forfeited		(26,051)
Modificaitons	[2]	315,562
Nonvested Shares Outstanding Ending Balance		2,325,695	521,346
Post Adjustment Range $2.85 and $3.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range, price		$ 2.85
Upper range, price		3.20
Range $10.00 to $43.40 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range, price			$ 10.00	$ 10.00
Upper range, price			$ 43.40	$ 43.40
Range $3.00 to $3.65 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range, price		3.00
Upper range, price		$ 3.65

[1]	Includes 300,664 RSUs that are subject to certification by the Committee before the shares are issued to the respective grantees.
[2]	Represents additional shares resulting from the stock dividend adjustment described above and an increase in performance awards vesting on December 31, 2015 based on the actual achievement of performance goals.